Basis of Presentation and Significant Accounting Policies - Property and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Depreciation expense	$ 1.1	$ 2.2	$ 2.1